Segments - Schedule of Other Financial Information Regarding The Company’s Operating Segment (Parentheticals) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Financial Information Regarding The Company SOperating Segment Abstract
Related parties amounts	$ 629	$ 575	$ 1,333	$ 1,199	$ 2,400	$ 2,530